Post-employment benefits for associates - Schedule of expected future cash flows (Details) $ in Millions	12 Months Ended
Dec. 31, 2025 USD ($)
Pension plans
Employer contributions
2026 (estimated)	$ 11
Pension plans | 2026
Expected future benefit payments
Settlements	41
Pension plans | 2027
Expected future benefit payments
Settlements	37
Pension plans | 2028
Expected future benefit payments
Settlements	38
Pension plans | 2029
Expected future benefit payments
Settlements	42
Pension plans | 2030
Expected future benefit payments
Settlements	44
Pension plans | 2031-2035
Expected future benefit payments
Settlements	220
Other post-employment benefit plans
Employer contributions
2026 (estimated)	0
Other post-employment benefit plans | 2026
Expected future benefit payments
Settlements	16
Other post-employment benefit plans | 2027
Expected future benefit payments
Settlements	17
Other post-employment benefit plans | 2028
Expected future benefit payments
Settlements	18
Other post-employment benefit plans | 2029
Expected future benefit payments
Settlements	19
Other post-employment benefit plans | 2030
Expected future benefit payments
Settlements	19
Other post-employment benefit plans | 2031-2035
Expected future benefit payments
Settlements	$ 89